Ultra Series Fund | March 31, 2025

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 47.0%
Bond Funds - 22.4%
Janus Henderson Mortgage-Backed Securities ETF	81,863	$3,700,208
Schwab Intermediate-Term U.S. Treasury ETF (A)	238,864	5,938,159
Vanguard Short-Term Corporate Bond ETF (A)	12,393	978,303
		10,616,670
Foreign Stock Funds - 7.4%
Franklin FTSE Japan ETF (A)	37,082	1,090,211
iShares MSCI Emerging Markets Asia ETF (A)	20,169	1,493,918
Vanguard FTSE Europe ETF (A)	13,602	954,996
		3,539,125
Stock Funds - 17.2%
Distillate U.S. Fundamental Stability & Value ETF (A)	29,291	1,588,744
Energy Select Sector SPDR Fund ETF (A)	5,330	498,089
Invesco S&P 500 Quality ETF	45,543	3,021,323
iShares Core S&P Small-Cap ETF	8,997	940,816
SPDR S&P Bank ETF	17,550	929,448
Vanguard Information Technology ETF	2,198	1,192,151
		8,170,571
Total Exchange Traded Funds (Cost $21,203,494)		22,326,366

INVESTMENT COMPANIES - 52.5%
Bond Funds - 41.7%
Madison Core Bond Fund, Class R6 (B) (C)	2,209,555	19,797,608

Stock Funds - 10.8%
Madison Investors Fund, Class R6 (C)	176,060	5,103,978

Total Investment Companies (Cost $25,294,520)		24,901,586

SHORT-TERM INVESTMENTS - 6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.290%	327,594	327,594
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.330%	2,729,044	2,729,044

Total Short-Term Investments (Cost $3,056,638)		3,056,638
TOTAL INVESTMENTS - 105.9% (Cost $49,554,652)		50,284,590
NET OTHER ASSETS AND LIABILITIES - (5.9%)		(2,800,247)

TOTAL NET ASSETS - 100.0%		$47,484,343

(A)	All or a portion of these securities, with an aggregate fair value of $2,948,142, are on loan as part of a securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/ultra-series-fund/.
(C)	Affiliated Company.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 53.4%
Bond Funds - 10.9%
Janus Henderson Mortgage-Backed Securities ETF	108,609	$4,909,127
Schwab Intermediate-Term U.S. Treasury ETF (A)	252,255	6,271,059
		11,180,186
Foreign Stock Funds - 14.0%
Franklin FTSE Japan ETF (A)	144,141	4,237,745
iShares MSCI Emerging Markets Asia ETF	81,856	6,063,074
Vanguard FTSE Europe ETF (A)	58,544	4,110,374
		14,411,193
Stock Funds - 28.5%
Distillate U.S. Fundamental Stability & Value ETF (A)	94,476	5,124,378
Energy Select Sector SPDR Fund ETF	19,499	1,822,182
Invesco S&P 500 Quality ETF	153,197	10,163,089
iShares Core S&P Small-Cap ETF	39,030	4,081,367
SPDR S&P Bank ETF (A)	67,153	3,556,423
Vanguard Information Technology ETF	8,468	4,592,874
		29,340,313
Total Exchange Traded Funds (Cost $51,543,438)		54,931,692

INVESTMENT COMPANIES - 45.6%
Bond Funds - 26.8%
Madison Core Bond Fund, Class R6 (B) (C)	3,080,832	27,604,251

Stock Funds - 18.8%
Madison Investors Fund, Class R6 (C)	629,466	18,248,214
Madison Mid Cap Fund, Class R6 (C)	64,914	1,049,668
		19,297,882
Total Investment Companies (Cost $41,615,515)		46,902,133

SHORT-TERM INVESTMENTS - 9.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.290%	1,002,728	1,002,728
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.330%	8,854,768	8,854,768

Total Short-Term Investments (Cost $9,857,496)		9,857,496
TOTAL INVESTMENTS - 108.6% (Cost $103,016,449)		111,691,321

NET OTHER ASSETS AND LIABILITIES - (8.6%)		(8,856,955)

TOTAL NET ASSETS - 100.0%		$102,834,366

(A)	All or a portion of these securities, with an aggregate fair value of $10,284,595, are on loan as part of a securities lending program.
(B)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/ultra-series-fund/.
(C)	Affiliated Company.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 62.3%
Bond Funds - 2.3%
Janus Henderson Mortgage-Backed Securities ETF	10,804	$488,341
Schwab Intermediate-Term U.S. Treasury ETF	16,086	399,898
		888,239
Foreign Stock Funds - 19.8%
Franklin FTSE Japan ETF (A)	71,669	2,107,068
iShares MSCI Emerging Markets Asia ETF	42,062	3,115,532
Vanguard FTSE Europe ETF (A)	36,246	2,544,832
		7,767,432
Stock Funds - 40.2%
Distillate U.S. Fundamental Stability & Value ETF (A)	57,882	3,139,520
Energy Select Sector SPDR Fund ETF	9,652	901,979
Invesco S&P 500 Quality ETF	78,723	5,222,484
iShares Core S&P Small-Cap ETF	19,510	2,040,161
SPDR S&P Bank ETF (A)	38,689	2,048,969
Vanguard Information Technology ETF	4,390	2,381,048
		15,734,161
Total Exchange Traded Funds (Cost $22,857,260)		24,389,832

INVESTMENT COMPANIES - 36.8%
Bond Funds - 14.9%
Madison Core Bond Fund, Class R6 (B)	652,000	5,841,927

Stock Funds - 21.9%
Madison Investors Fund, Class R6 (B)	267,424	7,752,613
Madison Mid Cap Fund, Class R6 (B)	48,936	791,300
		8,543,913
Total Investment Companies (Cost $11,528,701)		14,385,840

SHORT-TERM INVESTMENTS - 7.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.290%	581,137	581,137
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 4.330%	2,330,009	2,330,009

Total Short-Term Investments (Cost $2,911,146)		2,911,146
TOTAL INVESTMENTS - 106.6% (Cost $37,297,107)		41,686,818

NET OTHER ASSETS AND LIABILITIES - (6.6%)		(2,584,910)

TOTAL NET ASSETS - 100.0%		$39,101,908

(A)	All or a portion of these securities, with an aggregate fair value of $2,266,621, are on loan as part of a securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.500%, 10/25/49	$259	$258

Total Collateralized Mortgage Obligations (Cost $264)		258

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class Class M5 (A) (B) (D), 7.488%, 9/25/36	2,190,000	—

Total Commercial Mortgage- Backed Securities (Cost $–)		—

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	6,570	6,858
7.000%, 5/1/32 Pool # 644591	829	865
		7,723
Freddie Mac - 0.0%
4.500%, 5/1/25 Pool # J12247	285	285
8.000%, 6/1/30 Pool # C01005	3,166	3,302
		3,587
Ginnie Mae - 0.0%
6.500%, 4/20/31 Pool # 3068	6,748	7,013

Total Mortgage Backed Securities (Cost $17,607)		18,323
	Shares
EXCHANGE TRADED FUNDS - 99.2%
Bond Funds - 58.4%
Janus Henderson AAA CLO ETF (E)	130,032	6,593,923
Janus Henderson Mortgage-Backed Securities ETF (E)	209,640	9,475,728
Madison Aggregate Bond ETF (E) (F)	1,265,000	25,691,517
Madison Short-Term Strategic Income ETF (F)	1,562,500	32,023,438
SPDR Portfolio High Yield Bond ETF (E)	500,731	11,727,120
		85,511,726
Stock Funds - 40.8%
Global X MLP ETF (E)	115,261	6,135,343
Madison Covered Call ETF (F)	1,410,000	24,833,343
Madison Dividend Value ETF (F)	1,225,000	26,827,500
Schwab U.S. Dividend Equity ETF (E)	72,935	2,039,262
		59,835,448
Total Exchange Traded Funds (Cost $144,354,033)		145,347,174

SHORT-TERM INVESTMENTS - 8.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (G), 4.290%	2,070,550	2,070,550
State Street Navigator Securities Lending Government Money Market Portfolio (G) (H), 4.330%	10,128,049	10,128,049

Total Short-Term Investments (Cost $12,198,599)		12,198,599
TOTAL INVESTMENTS - 107.5% (Cost $156,570,503)		157,564,354

NET OTHER ASSETS AND LIABILITIES - (7.5%)		(10,966,559)

TOTAL NET ASSETS - 100.0%		$146,597,795

(A)	Floating rate or variable rate note. Rate shown is as of March 31, 2025.
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at March 31, 2025.
(C)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”
(D)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.
(E)	All or a portion of these securities, with an aggregate fair value of $23,567,425, are on loan as part of a securities lending program.
(F)	Affiliated Company.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.

CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
ASSET BACKED SECURITIES - 1.5%
Chesapeake Funding II LLC, Series 2023- 1A, Class A1 (A), 5.650%, 5/15/35	$170,899	$172,008
Enterprise Fleet Financing LLC, Series 2022-1, Class A2 (A), 3.030%, 1/20/28	9,351	9,335
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.760%, 10/22/29	95,247	95,732
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A (A), 1.990%, 6/25/26	175,000	174,246
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	250,000	251,329
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.860%, 2/26/29	6,045	6,023
LAD Auto Receivables Trust, Series 2022- 1A, Class A (A), 5.210%, 6/15/27	29,090	29,121
LAD Auto Receivables Trust, Series 2023- 2A, Class A2 (A), 5.930%, 6/15/27	19,487	19,511
Towd Point Mortgage Trust, Series 2024- CES1, Class A1A (B) (C), 5.848%, 1/25/64	226,818	227,547

Total Asset Backed Securities (Cost $976,826)		984,852

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (D), 2.879%, 7/25/49	47,247	45,902
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.500%, 4/25/51	254,358	226,551
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, 3.000%, 6/15/27	163,643	3,252
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, 5.000%, 5/25/49	242,413	241,097
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	330,023	16,793
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	79,108	77,323
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	123,509	122,914
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	133,854	138,850
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	928,527	134,937
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	477,354	481,471
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	245,171	247,320
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B) (C), 0.874%, 1/25/66	126,920	109,032
Government National Mortgage Association REMICS, Series 2015-53, Class IL, 3.000%, 9/20/44	25,946	244
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4.000%, 11/25/49	12,219	11,485
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.459%, 2/25/50	49,819	44,941
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.500%, 6/25/51	284,022	231,600
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.500%, 10/25/51	415,226	370,237
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3.000%, 2/25/50	124,569	108,298
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.500%, 10/25/49	432	430
PSMC Trust, Series 2020-2, Class A2 (A) (B) (C), 3.000%, 5/25/50	49,839	44,327
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.500%, 3/25/51	150,567	133,114
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.500%, 12/25/51	244,437	214,637
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3.000%, 6/25/43	196,902	175,397
Towd Point Mortgage Trust, Series 2024-4, Class A1A (B) (C), 4.416%, 10/27/64	468,266	467,668
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4.000%, 4/25/49	6,478	6,132

Total Collateralized Mortgage Obligations (Cost $4,139,280)		3,653,952

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	7,529	7,483
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1 (B) (C), 0.291%, 9/25/26	10,905,837	29,932
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B) (C), 3.563%, 3/25/53	150,000	139,450
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	248,991	245,434
GSAMP Trust, Series 2006-S5, Class M5 (B) (C) (E), 7.488%, 9/25/36	4,940,000	—

Total Commercial Mortgage- Backed Securities (Cost $423,485)		422,299

CORPORATE NOTES AND BONDS - 27.0%
Communication Services - 0.5%
AT&T, Inc., 2.250%, 2/1/32	50,000	42,082
SBA Communications Corp., 3.875%, 2/15/27	250,000	243,015
		285,097
Consumer Discretionary - 1.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.500%, 4/20/26	83,334	82,975
Clarios Global LP/Clarios U.S. Finance Co. (A), 6.250%, 5/15/26	66,000	66,028

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	$200,000	$199,326
Lowe’s Cos., Inc., 3.000%, 10/15/50	300,000	186,692
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	150,000	156,750
Tractor Supply Co., 1.750%, 11/1/30	200,000	169,764
Tractor Supply Co., 5.250%, 5/15/33	150,000	151,163
		1,012,698
Consumer Staples - 1.1%
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	300,000	222,973
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	150,000	146,401
Mars, Inc., 5.200%, 3/1/35	200,000	200,409
Performance Food Group, Inc. (A), 5.500%, 10/15/27	150,000	148,591
		718,374
Energy - 4.6%
Devon Energy Corp. (F), 5.200%, 9/15/34	400,000	384,847
Diamondback Energy, Inc., 5.400%, 4/18/34	250,000	249,018
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	150,000	139,378
Energy Transfer LP, 5.250%, 4/15/29	300,000	303,280
Energy Transfer LP, 6.550%, 12/1/33	250,000	266,751
Kinder Morgan, Inc., 5.550%, 6/1/45	300,000	280,172
Marathon Petroleum Corp., 4.700%, 5/1/25	275,000	274,931
MPLX LP, 4.800%, 2/15/29	50,000	50,040
MPLX LP, 2.650%, 8/15/30	200,000	177,885
ONEOK, Inc., 5.850%, 1/15/26	100,000	100,752
ONEOK, Inc., 5.450%, 6/1/47	300,000	271,336
Sunoco LP/Sunoco Finance Corp., 6.000%, 4/15/27	150,000	149,676
Valero Energy Corp., 4.000%, 6/1/52	100,000	72,121
Valero Energy Partners LP, 4.500%, 3/15/28	250,000	249,355
		2,969,542
Financials - 10.7%
Aflac, Inc., 4.750%, 1/15/49	250,000	217,637
American Express Co., (Secured Overnight Financing Rate + 1.940%) (B) (C), 6.489%, 10/30/31	250,000	269,848
Athene Holding Ltd., 6.250%, 4/1/54	125,000	124,680
Bank of America Corp., (5 year CMT + 2.000%) (B) (C), 3.846%, 3/8/37	150,000	134,398
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.057%) (B) (C), 4.927%, 5/10/28	200,000	200,588
Capital One Financial Corp., (Secured Overnight Financing Rate + 2.640%) (B) (C), 6.312%, 6/8/29	200,000	207,767
Citibank NA, 5.803%, 9/29/28	250,000	260,233
Citigroup, Inc., (Secured Overnight Financing Rate + 2.086%) (B) (C), 4.910%, 5/24/33	250,000	244,731
Citigroup, Inc., (5 year CMT + 1.730%) (B) (C), 5.411%, 9/19/39	150,000	143,130
Discover Bank, 3.450%, 7/27/26	75,000	73,723
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	79,706
Fifth Third Bancorp, (Secured Overnight Financing Rate + 1.660%) (B) (C), 4.337%, 4/25/33	200,000	187,989
GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/32	200,000	173,144
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	200,000	197,183
Jefferies Financial Group, Inc., 2.625%, 10/15/31	250,000	211,012
Jefferies Financial Group, Inc., 6.200%, 4/14/34	100,000	101,718
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 1.620%) (B) (C), 5.336%, 1/23/35	250,000	251,882
KeyBank NA, 5.000%, 1/26/33	250,000	243,025
KeyCorp, 4.100%, 4/30/28	300,000	293,815
KKR Group Finance Co. VIII LLC (A), 3.500%, 8/25/50	250,000	169,956
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	275,000	272,556
Morgan Stanley, (Secured Overnight Financing Rate + 1.020%) (B) (C), 1.928%, 4/28/32	250,000	209,199
Morgan Stanley, (Secured Overnight Financing Rate + 1.730%) (B) (C), 5.466%, 1/18/35	250,000	252,468
Nasdaq, Inc., 1.650%, 1/15/31	200,000	169,024
Old Republic International Corp., 3.850%, 6/11/51	250,000	177,057
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	202,638
PNC Bank NA, 2.700%, 10/22/29	125,000	114,508
PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 2.284%) (B) (C), 6.875%, 10/20/34	200,000	220,707
Realty Income Corp., 4.850%, 3/15/30	200,000	200,635
State Street Corp., (Secured Overnight Financing Rate + 1.490%) (B) (C), 3.031%, 11/1/34	125,000	113,696
Teachers Insurance & Annuity Association of America (A), 3.300%, 5/15/50	300,000	199,683
Truist Financial Corp., (Secured Overnight Financing Rate + 2.361%) (B) (C), 5.867%, 6/8/34	300,000	307,863
U.S. Bancorp, (Secured Overnight Financing Rate + 1.560%) (B) (C), 5.384%, 1/23/30	125,000	127,420
U.S. Bancorp, (Secured Overnight Financing Rate + 1.600%) (B) (C), 4.839%, 2/1/34	225,000	218,136
Wells Fargo & Co., (Secured Overnight Financing Rate + 2.100%) (B) (C), 2.393%, 6/2/28	250,000	238,497
Wells Fargo & Co., (Secured Overnight Financing Rate + 1.500%) (B) (C), 5.198%, 1/23/30	125,000	126,973
		6,937,225
Health Care - 2.0%
Amgen, Inc., 5.650%, 3/2/53	75,000	73,233
Block, Inc., 2.750%, 6/1/26	300,000	290,935
Centene Corp., 2.450%, 7/15/28	300,000	273,699
Cigna Group, 4.375%, 10/15/28	50,000	49,584
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.200%, 6/1/30	250,000	221,476
Humana, Inc., 5.375%, 4/15/31	100,000	100,646

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
J.M. Smucker Co., 6.200%, 11/15/33	$250,000	$265,653
		1,275,226
Industrials - 3.5%
Ball Corp., 4.875%, 3/15/26	250,000	248,697
Boeing Co., 6.858%, 5/1/54	250,000	270,767
Carrier Global Corp., 3.577%, 4/5/50	51,000	36,993
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	271,260
Quanta Services, Inc., 2.900%, 10/1/30	250,000	224,777
TD SYNNEX Corp., 1.750%, 8/9/26	250,000	239,465
Textron, Inc., 2.450%, 3/15/31	250,000	217,780
United Rentals North America, Inc., 5.500%, 5/15/27	300,000	298,900
Vulcan Materials Co., 3.500%, 6/1/30	200,000	188,243
WRKCo, Inc., 3.900%, 6/1/28	250,000	243,921
		2,240,803
Information Technology - 2.1%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	9,820
Dell International LLC/EMC Corp., 8.350%, 7/15/46	62,000	77,674
Dell International LLC/EMC Corp., 3.450%, 12/15/51	275,000	185,154
Fiserv, Inc., 3.500%, 7/1/29	200,000	190,058
Gartner, Inc. (A), 4.500%, 7/1/28	150,000	147,059
HP, Inc., 2.650%, 6/17/31	200,000	173,865
Iron Mountain, Inc. (A), 4.500%, 2/15/31	125,000	114,393
Oracle Corp., 3.950%, 3/25/51	350,000	255,831
VMware LLC, 2.200%, 8/15/31	250,000	212,172
		1,366,026
Materials - 0.4%
Celanese U.S. Holdings LLC, 6.415%, 7/15/27	96,000	97,448
LYB International Finance III LLC, 3.625%, 4/1/51	250,000	166,781
		264,229
Utilities - 0.5%
Duke Energy Corp., 3.750%, 9/1/46	250,000	183,283
Interstate Power & Light Co., 3.500%, 9/30/49	225,000	158,265
		341,548
Total Corporate Notes and Bonds (Cost $18,826,394)		17,410,768

FOREIGN CORPORATE BONDS - 3.8%
Energy - 0.2%
Enbridge, Inc., 5.700%, 3/8/33	125,000	127,930

Financials - 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.750%, 1/30/26	300,000	292,925
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	199,078
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	300,000	292,776
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.530%) (B) (C), 5.475%, 2/22/31	250,000	256,807
Royal Bank of Canada, 5.150%, 2/1/34	175,000	175,837
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	240,899
UBS Group AG, (1 year CMT + 2.050%) (A) (B) (C), 4.703%, 8/5/27	200,000	199,919
		1,658,241
Health Care - 0.7%
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	200,000	185,263
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	350,000	251,876
		437,139
Industrials - 0.4%
BAE Systems PLC (A), 5.300%, 3/26/34	250,000	252,558

Total Foreign Corporate Bonds (Cost $2,590,340)		2,475,868

LONG TERM MUNICIPAL BONDS - 1.2%
General - 1.2%
Hillsboro School District No 1J, 4.355%, 6/30/34	800,000	779,670

Total Long Term Municipal Bonds (Cost $801,512)		779,670

MORTGAGE BACKED SECURITIES - 36.0%
Fannie Mae - 21.9%
3.000%, 9/1/30 Pool # 890696	210,739	205,009
3.000%, 12/1/30 Pool # AL8924	76,991	75,310
7.000%, 11/1/31 Pool # 607515	6,570	6,858
3.500%, 12/1/31 Pool # MA0919	25,847	25,233
6.500%, 3/1/32 Pool # 631377	9,102	9,393
7.000%, 5/1/32 Pool # 644591	1,507	1,573
6.500%, 6/1/32 Pool # 545691	58,187	60,233
3.500%, 8/1/32 Pool # MA3098	29,384	28,742
5.500%, 11/1/33 Pool # 555880	88,164	89,774
4.000%, 2/1/35 Pool # MA2177	320,775	315,549
3.500%, 12/1/35 Pool # MA2473	182,924	176,549
4.000%, 6/1/36 Pool # AL8618	85,912	83,803
2.500%, 9/1/36 Pool # FS4049	359,158	334,252
5.500%, 10/1/36 Pool # 901723	46,607	47,192
6.500%, 10/1/36 Pool # 894118	52,301	53,905
6.000%, 11/1/36 Pool # 902510	156,318	162,469
6.000%, 10/1/37 Pool # 947563	151,068	157,422
4.500%, 5/1/38 Pool # MA5013	184,435	182,657
6.500%, 8/1/38 Pool # 987711	222,225	233,494
3.000%, 11/1/39 Pool # MA3831	42,171	38,786
2.500%, 8/1/40 Pool # BP6565	552,263	491,132
4.000%, 1/1/41 Pool # AB2080	342,436	329,113
2.500%, 5/1/41 Pool # MA4334	350,440	308,885
4.500%, 7/1/41 Pool # AB3274	149,947	147,635
5.500%, 7/1/41 Pool # AL6588	303,895	310,660
4.000%, 9/1/41 Pool # AJ1406	150,166	144,369
2.500%, 3/1/42 Pool # CB3076	388,906	339,134
3.500%, 6/1/42 Pool # AO4136	369,981	344,504
4.000%, 6/1/42 Pool # MA1087	102,703	98,588
3.500%, 8/1/42 Pool # AP2133	174,858	162,818
3.500%, 9/1/42 Pool # AB6228	298,821	278,243
4.000%, 10/1/42 Pool # AP7363	252,109	241,930
3.500%, 3/1/43 Pool # AT0310	216,209	201,320
5.000%, 11/1/44 Pool # MA5539	234,763	233,149
4.000%, 1/1/45 Pool # AS4257	47,249	44,784
4.500%, 2/1/45 Pool # MA2193	79,352	77,506
3.500%, 11/1/45 Pool # BA4907	118,900	109,676
3.500%, 12/1/45 Pool # AS6309	95,451	87,967
4.500%, 10/1/46 Pool # MA2783	19,688	19,185
4.000%, 12/1/46 Pool # BD2379	58,968	55,690
3.000%, 1/1/47 Pool # BE0108	196,790	174,740

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
2.500%, 12/1/47 Pool # FM3165	$398,482	$339,304
3.000%, 1/1/48 Pool # FM1303	483,065	428,985
4.000%, 7/1/48 Pool # MA3415	92,619	87,177
3.000%, 1/1/49 Pool # FS4296	289,420	260,020
4.000%, 11/1/50 Pool # FM5530	254,382	238,499
2.000%, 12/1/51 Pool # FM9925	626,763	506,244
2.000%, 1/1/52 Pool # CB2601	324,102	261,992
2.500%, 3/1/52 Pool # BV4133	245,330	204,913
2.500%, 4/1/52 Pool # FS4138	214,785	180,087
4.000%, 5/1/52 Pool # FS1704	1,042,595	973,853
3.500%, 6/1/52 Pool # CB3845	627,989	568,036
4.500%, 8/1/52 Pool # FS2605	1,088,625	1,044,473
4.000%, 9/1/52 Pool # MA4732	213,468	199,044
5.000%, 10/1/52 Pool # MA4785	399,834	392,527
5.500%, 10/1/52 Pool # MA4786	265,258	265,350
5.000%, 11/1/52 Pool # MA4806	309,879	304,792
5.000%, 12/1/52 Pool # MA4841	211,123	207,507
5.500%, 12/1/52 Pool # MA4842	81,997	82,032
4.500%, 7/1/53 Pool # FS4996	193,171	185,499
5.500%, 7/1/53 Pool # MA5072	215,153	214,968
5.500%, 9/1/53 Pool # FS5575	305,758	307,896
5.500%, 5/1/54 Pool # FS7759	410,976	411,523
		14,153,952
Freddie Mac - 14.1%
4.500%, 5/1/25 Pool # J12247	1,014	1,013
8.000%, 6/1/30 Pool # C01005	3,957	4,128
7.000%, 3/1/31 Pool # C48129	16,855	17,613
2.500%, 2/1/32 Pool # ZS8641	68,399	65,248
5.500%, 11/1/34 Pool # A28282	79,681	81,162
2.500%, 6/1/35 Pool # RC1421	133,122	123,662
5.500%, 1/1/37 Pool # G04593	59,376	60,798
2.000%, 3/1/41 Pool # RB5105	338,405	288,852
4.000%, 10/1/41 Pool # Q04092	169,433	163,044
3.000%, 9/1/42 Pool # C04233	484,208	436,525
3.000%, 4/1/43 Pool # V80026	1,259,744	1,132,573
3.500%, 8/1/44 Pool # Q27927	176,882	163,920
3.000%, 7/1/45 Pool # G08653	208,567	185,512
3.500%, 8/1/45 Pool # Q35614	268,166	248,098
3.000%, 10/1/46 Pool # G60722	315,885	280,185
4.000%, 3/1/47 Pool # Q46801	81,185	76,754
3.500%, 12/1/47 Pool # Q52955	115,752	105,724
2.500%, 4/1/48 Pool # QA2240	318,204	270,737
3.000%, 7/1/49 Pool # QA1033	166,247	145,901
2.500%, 1/1/52 Pool # SD7552	960,719	809,911
3.500%, 4/1/52 Pool # SD0960	597,491	546,468
3.500%, 5/1/52 Pool # RA7380	363,459	328,248
3.000%, 8/1/52 Pool # SD7556	569,841	499,636
4.500%, 11/1/52 Pool # SD8266	432,895	414,432
5.000%, 11/1/52 Pool # SD8267	168,776	165,692
5.500%, 11/1/52 Pool # SD1859	206,607	208,131
4.500%, 12/1/52 Pool # SD1921	293,479	282,616
5.000%, 12/1/52 Pool # SD8276	213,981	210,070
5.000%, 2/1/53 Pool # SD8299	484,568	475,422
5.500%, 2/1/53 Pool # SD2172	254,871	257,172
5.000%, 5/1/53 Pool # SD2875	348,177	346,043
6.000%, 9/1/53 Pool # SD3739	600,027	613,489
5.500%, 2/1/54 Pool # SD4901	93,111	93,309
		9,102,088
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	7,904	8,080
6.500%, 4/20/31 Pool # 3068	8,194	8,516
		16,596
Total Mortgage Backed Securities (Cost $24,473,703)		23,272,636

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.9%
U.S. Treasury Bonds - 13.2%
6.625%, 2/15/27	2,000,000	2,103,750
4.500%, 5/15/38	2,000,000	2,031,563
3.750%, 8/15/41	1,000,000	908,047
4.625%, 5/15/44	565,000	564,669
3.000%, 5/15/45	750,000	585,791
2.500%, 5/15/46	500,000	352,773
3.375%, 11/15/48	500,000	403,906
1.250%, 5/15/50	750,000	370,254
1.875%, 2/15/51	500,000	288,281
4.125%, 8/15/53	500,000	458,438
4.250%, 8/15/54	500,000	469,609
		8,537,081
U.S. Treasury Notes - 8.7%
4.625%, 6/15/27	300,000	304,465
4.000%, 2/29/28	400,000	400,906
2.875%, 5/15/28	750,000	726,914
2.625%, 2/15/29	1,500,000	1,429,453
3.875%, 11/30/29	500,000	497,910
4.000%, 7/31/30	350,000	349,768
4.250%, 6/30/31	175,000	176,641
4.000%, 2/15/34	750,000	737,959
4.375%, 5/15/34	1,000,000	1,010,976
		5,634,992
Total U.S. Government and Agency Obligations (Cost $15,071,612)		14,172,073

	Shares
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (G), 4.290%	1,052,173	1,052,173
State Street Navigator Securities Lending Government Money Market Portfolio (G) (H), 4.330%	387,100	387,100

Total Short-Term Investments (Cost $1,439,273)		1,439,273
TOTAL INVESTMENTS - 100.0% (Cost $68,742,425)		64,611,391

NET OTHER ASSETS AND LIABILITIES - 0.0%		(1,902)

TOTAL NET ASSETS - 100.0%		$64,609,489

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2025.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at March 31, 2025.
(D)	Stepped rate security. Rate shown is as of March 31, 2025.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Core Bond Fund Portfolio of Investments (unaudited) - concluded

(E)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.
(F)	All or a portion of these securities, with an aggregate fair value of $378,055, are on loan as part of a securities lending program.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.

BDC	Business Development Company.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities.
IO	Interest Only.
LLC	Limited Liability Corporation.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
CORPORATE NOTES AND BONDS - 78.1%
Communication Services - 15.0%
Advantage Sales & Marketing, Inc. (A), 6.500%, 11/15/28	$150,000	$131,507
Cars.com, Inc. (A), 6.375%, 11/1/28	150,000	148,404
Frontier Communications Holdings LLC (A), 5.000%, 5/1/28	225,000	222,011
Lamar Media Corp., 4.875%, 1/15/29	200,000	194,490
Millennium Escrow Corp. (A) (B), 6.625%, 8/1/26	225,000	159,508
Netflix, Inc., 6.375%, 5/15/29	200,000	213,873
Nexstar Media, Inc. (A) (B), 4.750%, 11/1/28	150,000	140,264
Outfront Media Capital LLC/Outfront Media Capital Corp. (A), 4.250%, 1/15/29	125,000	115,918
SBA Communications Corp., 3.875%, 2/15/27	250,000	243,015
		1,568,990
Consumer Discretionary - 11.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.500%, 4/20/26	125,000	124,462
Boyne USA, Inc. (A) (B), 4.750%, 5/15/29	100,000	94,258
Murphy Oil USA, Inc., 5.625%, 5/1/27	400,000	398,043
QVC, Inc. (B), 6.875%, 4/15/29	160,000	111,063
RHP Hotel Properties LP/RHP Finance Corp. (A), 4.500%, 2/15/29	175,000	165,850
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	150,000	156,750
United Airlines, Inc. (A), 4.375%, 4/15/26	125,000	123,110
		1,173,536
Consumer Staples - 9.8%
B&G Foods, Inc. (B), 5.250%, 9/15/27	220,000	206,338
Edgewell Personal Care Co. (A), 5.500%, 6/1/28	125,000	122,392
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	150,000	146,401
Lamb Weston Holdings, Inc. (A), 4.125%, 1/31/30	185,000	171,992
Performance Food Group, Inc. (A), 5.500%, 10/15/27	225,000	222,886
U.S. Foods, Inc. (A), 6.875%, 9/15/28	150,000	153,755
		1,023,764
Energy - 3.4%
Sunoco LP/Sunoco Finance Corp., 6.000%, 4/15/27	225,000	224,515
Sunoco LP/Sunoco Finance Corp., 4.500%, 4/30/30	135,000	126,243
		350,758
Financials - 11.7%
Jefferies Finance LLC/JFIN Co-Issuer Corp. (A), 5.000%, 8/15/28	200,000	188,026
LPL Holdings, Inc. (A), 4.000%, 3/15/29	225,000	215,306
MGIC Investment Corp., 5.250%, 8/15/28	200,000	197,685
MPT Operating Partnership LP/MPT Finance Corp. (B), 3.500%, 3/15/31	150,000	99,935
Nationstar Mortgage Holdings, Inc. (A), 5.000%, 2/1/26	130,000	129,451
OneMain Finance Corp., 3.875%, 9/15/28	225,000	208,055
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (A), 3.875%, 3/1/31	200,000	178,816
		1,217,274
Health Care - 3.7%
AdaptHealth LLC (A), 4.625%, 8/1/29	50,000	45,483
HCA, Inc., 5.875%, 2/15/26	250,000	250,973
Medline Borrower LP (A), 3.875%, 4/1/29	100,000	93,431
		389,887
Industrials - 15.7%
Ball Corp., 6.875%, 3/15/28	100,000	102,230
Clean Harbors, Inc. (A), 6.375%, 2/1/31	150,000	151,530
Energizer Holdings, Inc. (A), 4.750%, 6/15/28	210,000	200,976
EnerSys (A), 4.375%, 12/15/27	125,000	121,024
Graphic Packaging International LLC (A), 3.500%, 3/15/28	150,000	141,089
Madison IAQ LLC (A), 4.125%, 6/30/28	200,000	188,785
Roller Bearing Co. of America, Inc. (A), 4.375%, 10/15/29	175,000	164,458
Sealed Air Corp. (A), 5.000%, 4/15/29	200,000	194,001
TransDigm, Inc. (A), 6.875%, 12/15/30	125,000	127,803
United Rentals North America, Inc., 5.500%, 5/15/27	250,000	249,083
		1,640,979
Information Technology - 6.1%
CDW LLC/CDW Finance Corp., 5.100%, 3/1/30	250,000	249,785
Gartner, Inc. (A), 4.500%, 7/1/28	150,000	147,059
Iron Mountain, Inc. (A), 5.250%, 7/15/30	150,000	143,835
Playtika Holding Corp. (A), 4.250%, 3/15/29	110,000	96,810
		637,489
Utilities - 1.4%
Calpine Corp. (A), 3.750%, 3/1/31	160,000	145,750

Total Corporate Notes and Bonds (Cost $8,500,654)		8,148,427

FOREIGN CORPORATE BONDS - 5.0%
Communication Services - 0.7%
Telesat Canada/Telesat LLC (A), 6.500%, 10/15/27	175,000	75,250

Consumer Discretionary - 4.3%
Carnival Corp. (A), 5.750%, 3/1/27	200,000	200,252
International Game Technology PLC (A), 4.125%, 4/15/26	250,000	247,010
		447,262

Total Foreign Corporate Bonds (Cost $624,186)		522,512

	Shares
EXCHANGE TRADED FUNDS - 4.5%
Bond Funds - 4.5%
iShares iBoxx High Yield Corporate Bond ETF (B)	5,899	465,451

Total Exchange Traded Funds (Cost $508,729)		465,451

SHORT-TERM INVESTMENTS - 20.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 4.290%	1,178,765	1,178,765

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

High Income Fund Portfolio of Investments (unaudited) - concluded

	Shares	Value (Note 1, 2)
State Street Navigator Securities Lending Government Money Market Portfolio (C) (D), 4.330%	971,654	$971,654

Total Short-Term Investments (Cost $2,150,419)		2,150,419
TOTAL INVESTMENTS - 108.2% (Cost $11,783,988)		11,286,809

NET OTHER ASSETS AND LIABILITIES - (8.2%)		(859,632)

TOTAL NET ASSETS - 100.0%		$10,427,177

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”

(B)	All or a portion of these securities, with an aggregate fair value of $1,049,539, are on loan as part of a securities lending program.

(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

LLC	Limited Liability Corporation.

LP	Limited Partnership.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 98.1%
Communication Services - 2.9%
Comcast Corp., Class A	141,200	$5,210,280

Consumer Discretionary - 9.0%
Home Depot, Inc.	16,950	6,212,006
Lowe’s Cos., Inc.	20,700	4,827,861
McDonald’s Corp.	8,300	2,592,671
Starbucks Corp.	25,100	2,462,059
		16,094,597
Consumer Staples - 7.3%
Colgate-Palmolive Co.	36,100	3,382,570
Hershey Co.	16,700	2,856,201
PepsiCo, Inc.	26,450	3,965,913
Procter & Gamble Co.	17,200	2,931,224
		13,135,908
Energy - 10.1%
Chevron Corp.	31,600	5,286,364
ConocoPhillips	30,300	3,182,106
EOG Resources, Inc.	44,900	5,757,976
Exxon Mobil Corp.	32,400	3,853,332
		18,079,778
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp., REIT	24,200	5,265,920

Financials - 18.6%
Bank of America Corp.	106,600	4,448,418
Blackrock, Inc.	6,525	6,175,782
CME Group, Inc.	26,900	7,136,301
JPMorgan Chase & Co.	20,000	4,906,000
Marsh & McLennan Cos., Inc.	17,000	4,148,510
Morgan Stanley	48,000	5,600,160
U.S. Bancorp	21,500	907,730
		33,322,901
Health Care - 15.5%
Abbott Laboratories	35,100	4,656,015
AbbVie, Inc.	25,300	5,300,856
Elevance Health, Inc.	11,325	4,925,922
Johnson & Johnson	38,200	6,335,088
Medtronic PLC	72,700	6,532,822
		27,750,703
Industrials - 19.3%
Automatic Data Processing, Inc.	26,300	8,035,439
Caterpillar, Inc.	5,050	1,665,490
Cummins, Inc.	7,932	2,486,206
Fastenal Co.	69,200	5,366,460
Honeywell International, Inc.	28,900	6,119,575
Paychex, Inc.	22,700	3,502,156
Rockwell Automation, Inc.	9,800	2,532,124
Union Pacific Corp.	20,500	4,842,920
		34,550,370
Information Technology - 6.7%
Accenture PLC, Class A	5,700	1,778,628
Analog Devices, Inc.	11,000	2,218,370
TE Connectivity PLC	18,000	2,543,760
Texas Instruments, Inc.	30,900	5,552,730
		12,093,488
Materials - 2.1%
Air Products & Chemicals, Inc.	12,700	3,745,484

Utilities - 3.7%
NextEra Energy, Inc.	94,700	6,713,283

Total Common Stocks (Cost $137,472,350)		175,962,712

SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.290%	2,904,085	2,904,085

Total Short-Term Investments (Cost $2,904,085)		2,904,085
TOTAL INVESTMENTS - 99.7% (Cost $140,376,435)		178,866,797
NET OTHER ASSETS AND LIABILITIES - 0.3%		561,483

TOTAL NET ASSETS - 100.0%		$179,428,280

(A)	7-day yield.

PLC	Public Limited Company.

REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 98.8%
Communication Services - 8.9%
Alphabet, Inc., Class C	87,484	$13,667,625
Liberty Broadband Corp., Class C*	39,122	3,327,326
		16,994,951
Consumer Discretionary - 13.8%
Amazon.com, Inc.*	48,050	9,141,993
Lowe’s Cos., Inc.	30,186	7,040,281
NIKE, Inc., Class B	37,073	2,353,394
Starbucks Corp.	41,273	4,048,468
TJX Cos., Inc.	32,947	4,012,945
		26,597,081
Financials - 34.0%
Capital Markets - 5.1%
Brookfield Corp.	101,697	5,329,940
Charles Schwab Corp.	56,797	4,446,069
		9,776,009
Financial Services - 15.3%
Berkshire Hathaway, Inc., Class B*	17,635	9,392,048
Fiserv, Inc.*	55,864	12,336,447
Visa, Inc., Class A	21,817	7,645,986
		29,374,481
Insurance - 13.6%
Arch Capital Group Ltd.	129,905	12,494,263
Marsh & McLennan Cos., Inc.	23,032	5,620,499
Progressive Corp.	28,840	8,162,008
		26,276,770
		65,427,260
Health Care - 11.9%
Agilent Technologies, Inc.	44,271	5,178,822
Alcon AG	78,916	7,491,496
Danaher Corp.	27,593	5,656,565
Elevance Health, Inc.	10,468	4,553,161
		22,880,044
Industrials - 16.9%
Copart, Inc.*	118,756	6,720,402
Deere & Co.	10,062	4,722,600
Ferguson Enterprises, Inc.	41,715	6,683,994
PACCAR, Inc.	80,873	7,874,604
Parker-Hannifin Corp.	10,761	6,541,074
		32,542,674
Information Technology - 13.3%
Accenture PLC, Class A	17,572	5,483,167
Analog Devices, Inc.	33,882	6,832,983
Keysight Technologies, Inc.*	43,532	6,519,788
Texas Instruments, Inc.	37,346	6,711,076
		25,547,014

Total Common Stocks (Cost $98,267,472)		189,989,024

SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.290%	2,278,436	2,278,436

Total Short-Term Investments (Cost $2,278,436)		2,278,436
TOTAL INVESTMENTS - 100.0% (Cost $100,545,908)		192,267,460

NET OTHER ASSETS AND LIABILITIES - 0.0%		2,871

TOTAL NET ASSETS - 100.0%		$192,270,331

*	Non-income producing.

(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 97.9%
Communication Services - 6.1%
Liberty Broadband Corp., Class C*	45,147	$3,839,752
Liberty Media Corp.-Liberty Formula One, Class C*	45,940	4,135,060
		7,974,812
Consumer Discretionary - 13.7%
Asbury Automotive Group, Inc.*	12,514	2,763,592
Floor & Decor Holdings, Inc., Class A*	35,724	2,874,710
Lithia Motors, Inc.	9,449	2,773,660
Ross Stores, Inc.	52,771	6,743,606
Thor Industries, Inc.	36,705	2,782,606
		17,938,174
Consumer Staples - 4.7%
Brown-Forman Corp., Class B	63,339	2,149,726
Dollar Tree, Inc.*	53,928	4,048,375
		6,198,101
Financials - 26.8%
Capital Markets - 4.1%
Brookfield Asset Management Ltd., Class A	63,166	3,060,393
Moelis & Co., Class A	40,443	2,360,254
		5,420,647
Commercial Banks - 2.4%
Cullen/Frost Bankers, Inc.	12,589	1,576,143
Glacier Bancorp, Inc.	34,384	1,520,460
		3,096,603
Insurance - 20.3%
Arch Capital Group Ltd.	112,546	10,824,674
Brown & Brown, Inc.	70,529	8,773,808
Kinsale Capital Group, Inc.	5,416	2,636,021
W.R. Berkley Corp.	60,159	4,280,914
		26,515,417
		35,032,667
Health Care - 6.1%
Labcorp Holdings, Inc.	18,273	4,252,858
Waters Corp.*	10,264	3,783,002
		8,035,860
Industrials - 18.5%
Carlisle Cos., Inc.	16,444	5,599,182
Copart, Inc.*	107,747	6,097,402
Expeditors International of Washington, Inc.	17,743	2,133,596
Graco, Inc.	16,535	1,380,838
PACCAR, Inc.	54,403	5,297,220
Trex Co., Inc.*	62,809	3,649,203
		24,157,441
Information Technology - 22.0%
Amphenol Corp., Class A	80,673	5,291,342
Arista Networks, Inc.*	21,709	1,682,014
CDW Corp.	28,097	4,502,825
Gartner, Inc.*	18,242	7,656,897
Microchip Technology, Inc.	48,315	2,338,929
MKS Instruments, Inc.	44,628	3,576,934
Teledyne Technologies, Inc.*	7,400	3,683,054
		28,731,995

Total Common Stocks (Cost $68,682,752)		128,069,050
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.290%	2,928,459	2,928,459

Total Short-Term Investments (Cost $2,928,459)		2,928,459
TOTAL INVESTMENTS - 100.1% (Cost $71,611,211)		130,997,509

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(74,484)

TOTAL NET ASSETS - 100.0%		$130,923,025

*	Non-income producing.

(A)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 95.5%
Australia - 1.6%
Treasury Wine Estates Ltd. (A)	45,806	$280,195

Brazil - 1.3%
Itau Unibanco Holding SA, ADR	42,142	231,781

Canada - 4.1%
Cameco Corp.	6,707	276,060
Canadian Pacific Kansas City Ltd.	3,643	255,775
Manulife Financial Corp.	5,989	186,557
		718,392
China - 8.7%
Alibaba Group Holding Ltd., ADR	4,522	597,944
Ping An Insurance Group Co. of China Ltd., Class H (A)	74,890	446,817
Tencent Holdings Ltd. (A)	7,532	480,034
		1,524,795
Denmark - 2.7%
Carlsberg AS, Class B (A)	2,108	268,500
Genmab AS* (A)	1,033	201,667
		470,167
France - 7.0%
Air Liquide SA (A)	1,049	199,626
Airbus SE (A)	2,863	504,813
Hermes International SCA (A)	72	188,674
LVMH Moet Hennessy Louis Vuitton SE (A)	290	181,054
Worldline SA* (B) (A)	25,774	159,667
		1,233,834
Germany - 11.4%
adidas AG (A)	1,489	348,679
Deutsche Telekom AG (A)	14,306	529,731
KION Group AG (A)	8,205	338,846
SAP SE, ADR	1,063	285,352
Siemens AG (A)	1,333	305,828
Symrise AG (A)	1,855	192,125
		2,000,561
Hong Kong - 2.2%
AIA Group Ltd. (A)	49,720	375,844

India - 6.6%
HDFC Bank Ltd., ADR	6,803	451,991
Infosys Ltd., ADR (C)	14,332	261,559
Larsen & Toubro Ltd., GDR (A)	10,900	439,783
		1,153,333
Ireland - 2.7%
Kerry Group PLC, Class A (A)	4,553	477,320

Israel - 1.7%
CyberArk Software Ltd.*	879	297,102

Italy - 1.2%
Ferrari NV	488	208,805

Japan - 19.3%
CyberAgent, Inc. (A)	38,829	294,680
Daiichi Sankyo Co. Ltd. (A)	14,200	333,216
Keyence Corp. (A)	655	257,092
Lasertec Corp. (A)	2,200	188,723
Mitsubishi UFJ Financial Group, Inc. (A)	24,400	329,528
Murata Manufacturing Co. Ltd. (A)	14,879	231,333
NIDEC Corp. (A)	11,200	187,536
Pan Pacific International Holdings Corp. (A)	13,800	377,749
Shin-Etsu Chemical Co. Ltd. (A)	6,400	182,340
Shiseido Co. Ltd. (A)	10,600	200,396
Sony Group Corp. (A)	17,285	440,275
Toray Industries, Inc. (A)	53,053	362,293
		3,385,161
Mexico - 5.4%
Fomento Economico Mexicano SAB de CV, ADR	2,537	247,561
Grupo Mexico SAB de CV, Series B (A)	65,407	326,771
Wal-Mart de Mexico SAB de CV, ADR	13,569	373,826
		948,158
Netherlands - 2.8%
ASML Holding NV	496	328,665
NXP Semiconductors NV	853	162,121
		490,786
Norway - 1.2%
Norsk Hydro ASA (A)	34,894	203,520

Switzerland - 5.2%
Lonza Group AG (A)	595	366,208
Partners Group Holding AG (A)	195	276,709
Sika AG (A)	1,126	272,746
		915,663
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,931	320,546

United Kingdom - 8.6%
AstraZeneca PLC (A)	3,357	490,608
Prudential PLC (A)	38,701	417,542
Shell PLC (A)	9,565	348,121
Wise PLC, Class A* (A)	21,106	258,471
		1,514,742
Total Common Stocks (Cost $15,535,909)		16,750,705

EXCHANGE TRADED FUNDS - 1.8%
United States - 1.8%
iShares MSCI ACWI ex U.S. ETF	5,686	315,289

Total Exchange Traded Funds (Cost $322,193)		315,289

SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 4.290%	369,050	369,050
State Street Navigator Securities Lending Government Money Market Portfolio (D) (E), 4.330%	263,344	263,344
Total Short-Term Investments (Cost $632,394)		632,394
TOTAL INVESTMENTS - 100.9% (Cost $16,490,496)		17,698,388
NET OTHER ASSETS AND LIABILITIES - (0.9%)		(163,275)

TOTAL NET ASSETS - 100.0%		$17,535,113

*	Non-income producing.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

International Stock Fund Portfolio of Investments (unaudited) - concluded

(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board (see Note 2).

(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”

(C)	All or a portion of these securities, with an aggregate fair value of $256,321, are on loan as part of a securities lending program.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ACWI	All Country World Index.

ADR	American Depositary Receipt.

ETF	Exchange Traded Fund.

GDR	Global Depositary Receipt.

MSCI	Morgan Stanley Capital International.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 97.5%
Bond Funds - 78.6%
iShares 7-10 Year Treasury Bond ETF	19,962	$1,903,776
iShares Aaa - A Rated Corporate Bond ETF	17,882	849,931
Janus Henderson AAA CLO ETF	1,141	57,860
Janus Henderson Mortgage-Backed Securities ETF	62,708	2,834,402
Schwab Intermediate-Term U.S. Treasury ETF	77,192	1,918,993
SPDR Portfolio Short Term Treasury ETF	50,849	1,486,825
		9,051,787
Foreign Stock Funds - 4.8%
iShares MSCI Emerging Markets Asia ETF	2,462	182,360
iShares MSCI Eurozone ETF	1,570	83,603
iShares MSCI International Quality Factor ETF	7,183	285,093
		551,056
Stock Funds - 14.1%
Distillate Small/Mid Cash Flow ETF	1,713	54,035
Distillate U.S. Fundamental Stability & Value ETF	9,284	503,564
Invesco S&P 500 Quality ETF	10,086	669,105
SPDR Portfolio S&P 400 Mid Cap ETF	1,892	96,833
SPDR S&P Bank ETF	2,190	115,982
Vanguard Information Technology ETF	344	186,579
		1,626,098
Total Exchange Traded Funds (Cost $10,880,121)		11,228,941

SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.290%	223,371	223,371

Total Short-Term Investments (Cost $223,371)		223,371
TOTAL INVESTMENTS - 99.4% (Cost $11,103,492)		11,452,312

NET OTHER ASSETS AND LIABILITIES - 0.6%		69,068

TOTAL NET ASSETS - 100.0%		$11,521,380

(A)	7-day yield.

CLO	Collateralized Loan Obligation

ETF	Exchange Traded Fund.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 97.1%
Bond Funds - 61.4%
iShares 7-10 Year Treasury Bond ETF	69,968	$6,672,848
iShares Aaa - A Rated Corporate Bond ETF	62,637	2,977,137
Janus Henderson AAA CLO ETF	4,819	244,371
Janus Henderson Mortgage-Backed Securities ETF	210,446	9,512,159
Schwab Intermediate-Term U.S. Treasury ETF	236,758	5,885,804
SPDR Portfolio Short Term Treasury ETF	156,253	4,568,838
		29,861,157
Foreign Stock Funds - 9.4%
iShares MSCI Emerging Markets Asia ETF	19,460	1,441,402
iShares MSCI Eurozone ETF	16,240	864,780
iShares MSCI International Quality Factor ETF	43,324	1,719,530
JPMorgan BetaBuilders Japan ETF	9,902	555,799
		4,581,511
Stock Funds - 26.3%
Distillate Small/Mid Cash Flow ETF	15,834	499,464
Distillate U.S. Fundamental Stability & Value ETF	76,702	4,160,316
Energy Select Sector SPDR Fund ETF	3,505	327,542
Invesco S&P 500 Quality ETF	71,984	4,775,419
SPDR Portfolio S&P 400 Mid Cap ETF	9,131	467,325
SPDR S&P Bank ETF	18,361	972,399
Vanguard Information Technology ETF	2,905	1,575,614
		12,778,079
Total Exchange Traded Funds (Cost $44,463,294)		47,220,747

SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.290%	1,478,632	1,478,632

Total Short-Term Investments (Cost $1,478,632)		1,478,632
TOTAL INVESTMENTS - 100.1% (Cost $45,941,926)		48,699,379
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(53,574)

TOTAL NET ASSETS - 100.0%		$48,645,805

(A)	7-day yield.

CLO	Collateralized Loan Obligation

ETF	Exchange Traded Fund.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 96.8%
Bond Funds - 38.9%
iShares 7-10 Year Treasury Bond ETF	36,577	$3,488,349
iShares Aaa - A Rated Corporate Bond ETF	35,126	1,669,539
Janus Henderson AAA CLO ETF	3,878	196,653
Janus Henderson Mortgage-Backed Securities ETF	103,807	4,692,076
Schwab Intermediate-Term U.S. Treasury ETF	149,435	3,714,954
SPDR Portfolio Short Term Treasury ETF	50,521	1,477,234
		15,238,805
Foreign Stock Funds - 15.5%
iShares MSCI Emerging Markets Asia ETF	24,751	1,833,307
iShares MSCI Eurozone ETF	21,986	1,170,754
iShares MSCI International Quality Factor ETF	56,328	2,235,658
JPMorgan BetaBuilders Japan ETF	14,497	813,717
		6,053,436
Stock Funds - 42.4%
Distillate Small/Mid Cash Flow ETF	15,592	491,831
Distillate U.S. Fundamental Stability & Value ETF	97,251	5,274,894
Energy Select Sector SPDR Fund ETF	4,732	442,206
Invesco S&P 500 Quality ETF	88,351	5,861,205
SPDR Portfolio S&P 400 Mid Cap ETF	17,863	914,228
SPDR S&P Bank ETF	27,631	1,463,338
Vanguard Information Technology ETF	3,993	2,165,724
		16,613,426
Total Exchange Traded Funds (Cost $35,347,804)		37,905,667

SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.290%	1,243,275	1,243,275

Total Short-Term Investments (Cost $1,243,275)		1,243,275
TOTAL INVESTMENTS - 100.0% (Cost $36,591,079)		39,148,942
NET OTHER ASSETS AND LIABILITIES - 0.0%		3,378

TOTAL NET ASSETS - 100.0%		$39,152,320

(A)	7-day yield.

CLO	Collateralized Loan Obligation

ETF	Exchange Traded Fund.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 97.0%
Bond Funds - 28.6%
iShares 7-10 Year Treasury Bond ETF	24,624	$2,348,391
iShares Aaa - A Rated Corporate Bond ETF	22,728	1,080,262
Janus Henderson AAA CLO ETF	3,382	171,501
Janus Henderson Mortgage-Backed Securities ETF	64,968	2,936,554
Schwab Intermediate-Term U.S. Treasury ETF	104,701	2,602,867
SPDR Portfolio Short Term Treasury ETF	18,552	542,460
		9,682,035
Foreign Stock Funds - 18.3%
iShares MSCI Emerging Markets Asia ETF	25,446	1,884,785
iShares MSCI Eurozone ETF	23,477	1,250,150
iShares MSCI International Quality Factor ETF	55,322	2,195,730
JPMorgan BetaBuilders Japan ETF	15,311	859,407
		6,190,072
Stock Funds - 50.1%
Distillate Small/Mid Cash Flow ETF	16,692	526,529
Distillate U.S. Fundamental Stability & Value ETF	100,300	5,440,272
Energy Select Sector SPDR Fund ETF	4,544	424,637
Invesco S&P 500 Quality ETF	88,763	5,888,537
SPDR Portfolio S&P 400 Mid Cap ETF	19,638	1,005,073
SPDR S&P Bank ETF	28,534	1,511,160
Vanguard Information Technology ETF	3,936	2,134,808
		16,931,016
Total Exchange Traded Funds (Cost $30,138,593)		32,803,123

SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 4.290%	1,118,180	1,118,180

Total Short-Term Investments (Cost $1,118,180)		1,118,180

TOTAL INVESTMENTS - 100.3% (Cost $31,256,773)		33,921,303
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(108,968)

TOTAL NET ASSETS - 100.0%		$33,812,335

(A)	7-day yield.

CLO	Collateralized Loan Obligation

ETF	Exchange Traded Fund.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2025

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the “Trust”) and each series of the Trust referred to individually as a “Fund”, and collectively, the (“Funds”) values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject

Ultra Series Fund | March 31, 2025

Notes to Portfolio of Investments (unaudited) - continued

to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended March 31, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31, 2025, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2025, in valuing the funds’ investments carried at fair value:

Ultra Series Fund | March 31, 2025

Notes to Portfolio of Investments (unaudited) - continued

Fund[1]	Level 1	Level 2	Level 3	Value at 3/31/25
Conservative Allocation
Exchange Traded Funds	$22,326,366	$—	$—	$22,326,366
Investment Companies	24,901,586	—	—	24,901,586
Short-Term Investments	3,056,638	—	—	3,056,638
	50,284,590	—	—	50,284,590
Moderate Allocation
Exchange Traded Funds	54,931,692	—	—	54,931,692
Investment Companies	46,902,133	—	—	46,902,133
Short-Term Investments	9,857,496	—	—	9,857,496
	111,691,321	—	—	111,691,321
Aggressive Allocation
Exchange Traded Funds	24,389,832	—	—	24,389,832
Investment Companies	14,385,840	—	—	14,385,840
Short-Term Investments	2,911,146	—	—	2,911,146
	41,686,818	—	—	41,686,818
Diversified Income
Collateralized Mortgage Obligations	—	258	—	258
Commercial Mortgage-Backed Securities	—	—	—	—
Exchange Traded Funds	145,347,174	—	—	145,347,174
Mortgage Backed Securities	—	18,323	—	18,323
Short-Term Investments	12,198,599	—	—	12,198,599
	157,545,773	18,581	—	157,564,354
Core Bond
Asset Backed Securities	—	984,852	—	984,852
Collateralized Mortgage Obligations	—	3,653,952	—	3,653,952
Commercial Mortgage-Backed Securities	—	422,299	—	422,299
Corporate Notes and Bonds	—	17,410,768	—	17,410,768
Foreign Corporate Bonds	—	2,475,868	—	2,475,868
Long Term Municipal Bonds	—	779,670	—	779,670
Mortgage Backed Securities	—	23,272,636	—	23,272,636
U.S. Government and Agency Obligations	—	14,172,073	—	14,172,073
Short-Term Investments	1,439,273	—	—	1,439,273
	1,439,273	63,172,118	—	64,611,391
High Income
Corporate Notes and Bonds	—	8,148,427	—	8,148,427
Exchange Traded Funds	465,451	—	—	465,451
Foreign Corporate Bonds	—	522,512	—	522,512
Short-Term Investments	2,150,419	—	—	2,150,419
	2,615,870	8,670,939	—	11,286,809
Large Cap Value
Common Stocks	175,962,712	—	—	175,962,712
Short-Term Investments	2,904,085	—	—	2,904,085
	178,866,797	—	—	178,866,797
Large Cap Growth
Common Stocks	189,989,024	—	—	189,989,024
Short-Term Investments	2,278,436	—	—	2,278,436
	192,267,460	—	—	192,267,460
Mid Cap
Common Stocks	128,069,050	—	—	128,069,050
Short-Term Investments	2,928,459	—	—	2,928,459
	130,997,509	—	—	130,997,509
International Stock
Assets:
Common Stocks
Australia	—	280,195	—	280,195
Brazil	231,781	—	—	231,781
Canada	718,392	—	—	718,392
China	597,944	926,851	—	1,524,795
Denmark	—	470,167	—	470,167
France	—	1,233,834	—	1,233,834
Germany	285,352	1,715,209	—	2,000,561

Ultra Series Fund | March 31, 2025

Notes to Portfolio of Investments (unaudited) - concluded

Fund[1]	Level 1	Level 2	Level 3	Value at 3/31/25
International Stock (continued)
Hong Kong	$—	$375,844	$—	$375,844
India	713,550	439,783	—	1,153,333
Ireland	—	477,320	—	477,320
Israel	297,102	—	—	297,102
Italy	208,805	—	—	208,805
Japan	—	3,385,161	—	3,385,161
Mexico	621,387	326,771	—	948,158
Netherlands	490,786	—	—	490,786
Norway	—	203,520	—	203,520
Switzerland	—	915,663	—	915,663
Taiwan	320,546	—	—	320,546
United Kingdom	—	1,514,742	—	1,514,742
Exchange Traded Funds
United States	315,289	—	—	315,289
Short-Term Investments	632,394	—	—	632,394
	5,433,328	12,265,060	—	17,698,388

Madison Target Retirement 2020 Fund	11,452,312	—	—	11,452,312
Madison Target Retirement 2030 Fund	48,699,379	—	—	48,699,379
Madison Target Retirement 2040 Fund	39,148,942	—	—	39,148,942
Madison Target Retirement 2050 Fund	33,921,303	—	—	33,921,303

1See respective portfolio of Investments for underlying holdings in each Fund. For additional Fund’s information on the Underlying Funds held in the Target Allocation Funds and Target Date Funds including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission website at http://www.sec.gov.